Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Investments [Abstract]
Schedule of Long-Term Investments	The Company’s long-term investments consisted of the following:
	As of December 31, 2024	As of December 31, 2023

Equity investments accounted for using the equity method	$1,900	$1,913

Schedule of Movement of Equity Method Investment

Movement of equity method investment

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022

Beginning balance	$1,913	$2,040	$2,142
Share of income in equity method investee	15	19	82
Dividend received	-	(114)	-
Exchange rate effect	(28)	(32)	(184)
Ending balance	$1,900	$1,913	$2,040